UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY

Investment Company Act file number 811-02409

THE MEXICO FUND, INC.

(Exact name of Registrant as specified in charter)

1775 I Street, NW, Suite 1100

Washington, DC 20006

(Address of principal executive offices) (Zip code)

Sander M. Bieber

Dechert LLP

1775 I Street, NW, Suite 1100

Washington, DC 20006

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (202) 261-7941

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Mexico Fund, Inc.

Schedule of Investments as of January 31, 2005 (Unaudited)

Shares Held			Common Stock (94.47%)	Series	Value (Note 1)	Percent of Net Assets
			Cement Industry
3,091,530			Cemex, S.A. de C.V.	CPO	$23,126,997	5.12%
5,157,400			Grupo Cementos de Chihuahua, S.A de C.V.	*	10,899,705	2.41

					34,026,702	7.53

			Communications
5,357,500			América Móvil, S.A. de C.V.	A	14,136,527	3.13
13,076,000			América Móvil, S.A. de C.V.	L	34,514,549	7.63
9,254,000	(a	)	América Telecom, S.A. de C.V.	A1	26,943,143	5.96
7,204,000	(a	)	Carso Global Telecom, S.A. de C.V.	A1	13,092,225	2.90
5,634,700			Grupo Televisa, S.A.	CPO	16,586,391	3.67
5,357,300			Teléfonos de México, S.A. de C.V.	A	9,970,203	2.20

					115,243,038	25.49

			Construction
28,804,300	(a	)	Empresas ICA, Sociedad Controladora, S.A. de C.V.	*	10,942,146	2.42

			Financial Groups
2,683,400			Grupo Financiero Banorte, S.A. de C.V.	O	17,221,560	3.81
8,487,100			Grupo Financiero Inbursa, S.A. de C.V.	O	16,998,267	3.76

					34,219,827	7.57

			Food and Beverages
948,400			Coca-Cola Femsa, S.A. de C.V.	L	2,417,916	0.53
2,613,899			Fomento Económico Mexicano, S.A. de C.V.	UBD	14,018,056	3.10
4,437,600			Gruma, S.A. de C.V.	B	10,537,920	2.33
2,170,200			Grupo Bimbo, S.A. de C.V.	A	6,047,632	1.34
2,332,000			Grupo Modelo, S.A. de C.V.	C	6,282,245	1.39

					39,303,769	8.69

			Holding Companies
4,134,900			Alfa, S.A. de C.V.	A	21,227,401	4.70
1,209,100	(a	)	Corporación Interamericana de Entretenimiento, S.A. de C.V.	B	3,498,747	0.77
7,987,066	(a	)	Desc, S.A. de C.V.	B	2,172,314	0.48
2,375,900			Grupo Carso, S.A. de C.V.	A1	13,260,768	2.93
4,099,900			Grupo Imsa, S.A. de C.V.	UBC	12,013,689	2.66
1,154,100	(a	)	Grupo Sanborns, S.A. de C.V.	B-1	1,781,460	0.39
4,681,700			Vitro, S.A.	A	5,097,472	1.13

					59,051,851	13.06

			Housing
2,133,600	(a	)	Consorcio ARA, S.A. de C.V.	*	7,758,822	1.72
10,797,700	(a	)	Corporación Geo, S.A. de C.V.	B	25,881,897	5.72
1,117,100	(a	)	Desarrolladora Homex, S.A. de C.V.	*	5,000,706	1.11
2,747,000	(a	)	Sare Holding, S.A. de C.V.	B	2,209,534	0.49
2,918,800	(a	)	Urbi Desarrollos Urbanos, S.A de C.V.	*	15,749,511	3.48

					56,600,470	12.52

		Mining Industry
2,670,951	(a)	Grupo México, S.A. de C.V.	B	13,430,853	2.97

		Pulp and Paper
2,280,780		Kimberly-Clark de México, S.A. de C.V.	A	7,384,910	1.63

		Retail Stores
2,139,813		Alsea, S.A. de C.V.	*	4,409,723	0.97
8,216,142		Wal-Mart de México, S.A. de C.V.	V	28,295,396	6.26

				32,705,119	7.23

		Service
4,649,000		Grupo Aeroportuario del Sureste, S.A. de C.V.	B	12,374,836	2.74

		Steel
3,209,392	(a)	Hylsamex, S.A. de C.V.	B	9,727,685	2.15
706,013	(a)	Hylsamex, S.A. de C.V.	L	2,137,411	0.47

				11,865,096	2.62
		Total Common Stock (Identified Cost $213,914,513)		$427,148,617	94.47%

Securities	Short-Term Securities (5.61%)
Repurchase Agreements	BBVA Bancomer, S.A., 8.75%, dated 01/31/05, due 02/01/05 repurchase price $25,385,072, collateralized by Bonos del Gobierno Federal. Value of collateral $25,378,911	25,378,911	5.61

	Total Short-Term Securities (Identified cost $25,378,911)	25,378,911	5.61

	Total Investments (Identified cost $239,293,424)	452,527,528	100.08
	Liabilities in Excess of Other Assets	(392,965)	(0.08)

	Net Assets Equivalent to $25.42 per share on 17,783,858 shares of capital stock outstanding	$452,134,563	100.00%

(a)	Shares of these securities are currently non-income producing. Equity investments that have not paid dividends within the last twelve months are considered to be non-income producing.

The aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost is $209,528,363; the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value is $1,195,137; the net unrealized appreciation is $208,333,226; the aggregate cost of securities for Federal income tax purposes is $244,194,303.

Item 2.	Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ José Luis Gómez Pimienta
President and Principal Executive Officer

Date: March 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ José Luis Gómez Pimienta
President and Principal Executive Officer

Date: March 30, 2005

By:	/s/ Alberto Osorio
Treasurer and Principal Financial Officer

Date: March 30, 2005